Schedule of Depreciation and Amortization, Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Leasehold improvements, estimated useful life	Shorter of remaining lease term or estimated useful life
Office Equipment and Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Office Equipment and Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years